SCHEDULE OF OTHER OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other income	$ 144,396
Subsidy from government		490,300
Other operating income	$ 144,396	$ 490,300